JPMORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 2, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of JPMorgan Disciplined High Yield ETF (the “Fund”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing via EDGAR on behalf of JPMorgan Exchange-Traded Fund Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 229 (Amendment No. 231 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The purpose of this filing is to reflect changes to the Fund’s name, investment strategies and associated risks.
Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary